Average Annual Total Returns - Eaton Vance Stock NextShares	S&P 500® Index One Year	S&P 500® Index Five Years	S&P 500® Index Ten Years	Eaton Vance Stock NextShares One Year	Eaton Vance Stock NextShares Five Years	Eaton Vance Stock NextShares Ten Years	Eaton Vance Stock NextShares After Taxes on Distributions One Year	Eaton Vance Stock NextShares After Taxes on Distributions Five Years	Eaton Vance Stock NextShares After Taxes on Distributions Ten Years	Eaton Vance Stock NextShares After Taxes on Distributions and Sales One Year	Eaton Vance Stock NextShares After Taxes on Distributions and Sales Five Years	Eaton Vance Stock NextShares After Taxes on Distributions and Sales Ten Years
Total	28.71%	18.46%	16.54%	24.55%	17.98%	16.08%	16.53%	15.39%	13.62%	21.08%	14.56%	13.02%